Completed Acquisitions Purchase Price (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008		Feb. 28, 2010 Ahura Scientific [Member]	Mar. 31, 2010 Finnzymes [Member]	Jul. 31, 2010 Fermentas International Inc [Member]	Apr. 30, 2009 Biolab [Member]	Oct. 31, 2009 BRAHMS [Member]	Dec. 31, 2010 Other	Dec. 31, 2009 Other	Dec. 31, 2009 Other Analytical Technologies [Member]	Dec. 31, 2008 Other Analytical Technologies [Member]		Dec. 31, 2009 Other Laboratory Products and Services [Member]	Dec. 31, 2008 Other Laboratory Products and Services [Member]
Purchase Price
Cash paid	$ 647.2	$ 622.9	$ 198.9	[1]	$ 164.0	$ 59.0	$ 278.7	$ 132.9	$ 454.1	$ 145.5		$ 28.5	$ 107.0	[1]	$ 7.4	$ 91.9	[1]
Debt assumed	5.3	33.2	8.2		0.6		3.6		32.3	1.1		0.4	0.1		0.5	8.1
Purchase price payable			5.1										2.0			3.1
Fair value of contingent consideration	23.5	0.6			19.6					3.9		0.6
Cash acquired	(45.7)	(6.3)	(3.4)		(17.8)	(0.7)	(21.9)	(1.3)	(4.8)	(5.3)		(0.2)	(1.5)			(1.9)
Other		0.9										0.9
Total Purchase Price	$ 630.3	$ 651.3	$ 208.8		$ 166.4	$ 58.3	$ 260.4	$ 131.6	$ 481.6	$ 145.2	$ 38.0	$ 30.2	$ 107.6		$ 7.9	$ 101.2

[1]	Includes transaction costs